PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Summary of Prepayments and Other Current Assets
	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Prepayments	824	371	60
Deposits for future lottery ticket purchase*	55,911	89,417	14,411
Receivables from third party payment service providers	12,416	17,705	2,854
Receivables from lottery administration centers for winnings	15,880	2,749	443
Interest receivables	-	6,441	1,038
Deposit for business acquisition**	-	20,000	3,223
Deferred sponsorship and advertising expenses	1,757	10,324	1,664
Others	7,485	10,880	1,754

	94,273	157,887	25,447

*	Deposits for future lottery ticket purchase represent cash paid in advance by the Group to lottery administration centers for the purchase of lottery tickets.

**
Deposit for business acquisition represents cash paid in advance by the Group for a potential business acquisition. The deposit was subsequently returned to the Group in January 2015, as the deal was cancelled.

Summary of Deposits
	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Deposits for lottery ticket equipment and office leases	5,939	10,071	1,623